Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND
SIIT HIGH YIELD BOND FUND

SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund

Supplement dated February 28, 2013
to the Class A Shares Prospectus dated September 30, 2012

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies and principal risks of the High Yield Bond Fund

Change in Principal Investment Strategies and Principal Risks for the High Yield Bond Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the High Yield Bond Fund, the last sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

In addition, under the heading "Principal Risks," in the Fund Summary for the High Yield Bond Fund, the following paragraph is hereby added in the appropriate order thereof:

CDOs and CLOs Risk—CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

There are no other changes in the principal investment strategies and principle risks of the High Yield Bond Fund.

Label	Element	Value
SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000939934_SupplementTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund

Supplement dated February 28, 2013
to the Class A Shares Prospectus dated September 30, 2012

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies and principal risks of the High Yield Bond Fund

Change in Principal Investment Strategies and Principal Risks for the High Yield Bond Fund

Risk/Return [Heading]	rr_RiskReturnHeading	SIIT HIGH YIELD BOND FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the High Yield Bond Fund, the last sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, under the heading "Principal Risks," in the Fund Summary for the High Yield Bond Fund, the following paragraph is hereby added in the appropriate order thereof:

CDOs and CLOs Risk—CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

There are no other changes in the principal investment strategies and principle risks of the High Yield Bond Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013